BBH Intermediate Municipal Bond Fund

Portfolio of Investments

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (101.5%) Alabama (5.7%)
$12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[1]	04/01/53	2.930%	$11,867,132
16,500,000	Energy Southeast A Cooperative District, Revenue Bonds	09/01/33	5.000	17,407,479
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,612,482
47,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	10/01/30	5.000	51,028,215
6,725,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	09/01/35	5.000	7,411,691
18,850,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	03/01/55	5.250	19,949,260
11,025,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	10/01/55	5.000	11,897,073
	Total Alabama			123,173,332

	Arizona (2.4%)
7,500,000	Arizona Health Facilities Authority, Revenue Bonds[1,3]	02/02/26	3.250	7,500,000
2,700,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	3,019,436
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,925,213
4,980,000	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, GNMA	09/01/56	6.000	5,596,876
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,010,634
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,343,778
22,005,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	24,143,761
	Total Arizona			52,539,698

	Arkansas (0.1%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,082,605
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,071,831
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,061,804
	Total Arkansas			3,216,240

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) California (10.8%)
$11,555,000	Allan Hancock Joint Community College District, General Obligation Bonds[4]	08/01/42	0.000%	$10,473,101
1,000,000	Antelope Valley Community College District, General Obligation Bonds[5]	08/01/30	5.000	1,090,663
1,120,000	Antelope Valley Community College District, General Obligation Bonds[5]	08/01/33	5.000	1,276,786
1,000,000	Antelcpe Valley Community College District, General Obligation Bonds[4]	08/01/34	0.000	748,783
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	0.000	664,440
1,000,000	Antelcpe Valley Community College District, General Obligation Bonds[5]	08/01/36	5.000	1,164,451
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/38	0.000	587,691
1,500,000	Antelope Valley Community College District, General Obligation Bonds[5]	08/01/39	5.000	1,707,136
2,000,000	Antelope Valley Community College District, General Obligation Bonds[5]	08/01/43	5.000	2,166,274
1,675,000	Antelope Valley Community College District, General Obligation Bonds[5]	08/01/44	5.000	1,799,295
28,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[1]	02/01/52	2.730	27,031,357
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	2,780,648
10,000,000	California Community Choice Financing Authority, Revenue Bonds (SOFR + 1.450%)[1]	04/01/56	3.902	10,001,285
10,000,000	California Municipal Finance Authority, Revenue Bonds[1,2]	10/01/41	3.450	10,068,362
2,500,000	California Municipal Finance Authority, Revenue Bonds[1,2]	09/01/50	3.375	2,499,435
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,403,823
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/39	0.000	578,600
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/40	0.000	817,950
1,450,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/34	0.000	1,088,375
2,200,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/35	0.000	1,572,373
1,225,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/38	0.000	763,854
1,800,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/39	0.000	1,062,119

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) California (continued)
$1,935,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/36	5.000%	$1,989,380
1,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	1,083,118
2,400,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	2,673,089
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	16,723,683
5,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/44	5.000	5,073,900
1,600,000	Fremont Unified School District, General Obligation Bonds[5]	08/01/36	5.000	1,916,589
1,750,000	Fremont Unified School District, General Obligation Bonds[5]	08/01/37	5.000	2,074,356
2,000,000	Fremont Unified School District, General Obligation Bonds[5]	08/01/38	5.000	2,345,661
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds[4]	08/01/45	0.000	5,287,933
1,200,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[1]	11/15/27	4.206	1,215,276
5,500,000	Long Beach Community College District, General Obligation Bonds[4]	08/01/49	0.000	3,800,759
6,920,000	Long Beach Unified School District, General Obligation Bonds[4]	08/01/36	0.000	4,450,533
3,115,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	3,179,869
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/35	5.000	1,178,521
1,250,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/37	5.000	1,358,240
750,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/39	5.000	852,022
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/40	5.000	1,126,986
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/41	5.000	1,117,861
20,000,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[1]	09/01/37	3.346	19,651,952
7,700,000	Mt San Antonio Community College District, General Obligation Bonds[4]	08/01/43	0.000	7,879,866
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,748,571
3,950,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[1]	07/01/27	3.348	3,959,614
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/40	0.000	648,528

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) California (continued)
$1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/42	0.000%	$684,986
11,745,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/43	0.000	5,259,267
6,075,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/45	0.000	2,415,846
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	769,084
2,115,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[1]	06/01/34	3.266	2,079,950
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[1]	06/01/39	3.286	6,158,703
4,725,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/37	5.000	5,311,711
9,655,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/40	5.250	10,774,415
1,845,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250	2,046,114
1,245,000	San Mateo Union High School District, General Obligation Bonds[5]	09/01/27	5.000	1,286,710
1,850,000	San Mateo Union High School District, General Obligation Bonds[5]	09/01/30	5.000	2,065,495
1,350,000	San Mateo Union High School District, General Obligation Bonds[5]	09/01/31	5.000	1,536,924
3,535,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/41	0.000	3,886,934
3,375,000	Southern California Public Power Authority, Revenue Bonds (3-Month CME Term SOFR + 1.470%)[1]	11/01/38	4.099	3,342,400
1,040,000	Windsor Unified School District, General Obligation Bonds[4]	08/01/33	0.000	836,714
	Total California			234,138,361

	Colorado (2.4%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,753,110
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,273,394
885,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	997,691
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,672,784

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Colorado (continued)
$2,095,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000%	$2,279,454
1,530,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/41	4.000	1,516,971
6,200,000	Colorado Health Facilities Authority, Revenue Bonds[1,3]	02/02/26	3.250	6,200,000
3,130,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	3,411,769
2,355,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000	2,218,384
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	05/15/61	2.830	9,997,067
373,609	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	374,011
3,800,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/35	0.000	2,373,835
5,025,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/37	0.000	2,832,540
11,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[1]	09/01/39	3.196	10,982,602
	Total Colorado			52,883,612

	Connecticut (2.9%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	153,280
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	418,026
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	359,995
840,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	848,553
2,115,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/49	4.000	2,158,514
5,575,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	5,893,941
3,100,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,387,641
2,090,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,328,406
4,700,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,110,767
14,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,3]	02/02/26	2.850	14,000,000

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Connecticut (continued)
$14,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,3]	02/02/26	2.850%	$14,000,000
7,825,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/48	2.800	7,825,680
6,580,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/57	2.800	6,580,071
	Total Connecticut			63,064,874

	District of Columbia (1.6%)
12,900,000	District of Columbia, Revenue Bonds	07/15/40	5.000	12,907,740
1,475,000	District of Columbia, General Obligation Bonds	06/01/41	5.000	1,480,938
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,243,823
8,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/35	5.000	9,496,980
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,268,709
1,610,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,739,281
5,805,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/42	5.000	5,881,261
	Total District of Columbia			35,018,732

	Florida (4.9%)
25,755,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	26,229,435
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,273,602
3,275,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,691,102
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,415,129
14,100,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	15,836,282
2,535,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/38	5.000	2,538,930
7,000,000	Florida Development Finance Corp., Revenue Bonds[1,2]	09/01/50	3.400	7,020,103
2,285,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.000	2,402,490

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Florida (continued)
$4,350,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250%	$4,814,741
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,123,889
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,057,212
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,304,809
3,235,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,611,445
6,760,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,904,047
3,450,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,612,926
5,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/43	5.250	5,421,371
4,665,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	5.250	5,006,485
5,430,000	Martin County Health Facilities Authority, Revenue Bonds	01/01/46	4.000	4,952,150
	Total Florida			107,216,148

	Georgia (1.0%)
3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000	3,258,471
1,350,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	3.800	1,353,997
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	8,033,830
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	8,036,139
	Total Georgia			20,682,437

	Hawaii (0.1%)
2,000,000	City & County of Honolulu, General Obligation Bonds	10/01/30	4.000	2,015,938
	Total Hawaii			2,015,938

	Idaho (0.6%)
4,610,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,128,979
6,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	6,870,515
	Total Idaho			11,999,494

	Illinois (4.7%)
15,000,000	Illinois Finance Authority, Revenue Bonds[1,3]	02/02/26	3.250	15,000,000

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Illinois (continued)
$1,000,000	Illinois Finance Authority, Revenue Bonds	07/01/30	5.000%	$1,111,597
790,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	811,303
3,990,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,064,839
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,519,933
7,600,000	Illinois Finance Authority, Revenue Bonds[1,2]	11/15/37	2.500	7,600,000
23,035,000	Illinois Finance Authority, Revenue Bonds	07/15/47	4.000	20,599,602
8,000,000	Illinois Finance Authority, Revenue Bonds[1,2]	08/15/49	2.500	8,000,000
2,460,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/1/52	6.250	2,642,058
4,625,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	4,978,807
4,330,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	4,848,613
5,075,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,550,069
4,120,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,550,814
4,955,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	5,641,983
7,970,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	9,132,184
3,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/56	6.250	3,462,124
	Total Illinois			101,513,926

	Indiana (0.4%)
4,820,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	5,009,525
3,500,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.500	3,988,281
	Total Indiana			8,997,806

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Iowa (0.7%)
$5,545,000	County of Polk, General Obligation Bonds	06/01/40	5.000%	$5,904,003
2,000,000	County of Polk, General Obligation Bonds	06/01/43	5.000	2,090,310
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,423,659
535,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	536,756
4,280,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	4,711,627
	Total Iowa			14,666,355

	Kentucky (1.5%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,842,418
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,761,062
4,570,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,122,537
6,250,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	6,995,243
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1200%)[1]	08/01/52	3.645	12,689,064
	Total Kentucky			33,410,324

	Louisiana (0.2%)
4,890,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0700%)[1]	02/15/36	3.456	4,852,055
	Total Louisiana			4,852,055

	Massachusetts (0.4%)
4,740,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/41	4.000	4,743,625
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	368,308
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	480,406
2,905,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	2,874,706
	Total Massachusetts			8,467,045

	Michigan (1.8%)
2,500,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000	2,672,170
1,500,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/41	5.000	1,623,772
5,335,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/46	5.000	5,460,900
6,030,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	6,040,074

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Michigan (continued)
$15,705,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[1]	04/15/47	3.030%	$15,666,725
7,015,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/44	4.000	6,831,789
	Total Michigan			38,295,430

	Minnesota (1.7%)
950,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,010,403
527,889	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	479,982
455,020	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	434,379
890,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	903,555
1,157,245	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,104,812
502,738	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	460,974
2,518,539	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,087,494
1,250,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	1,237,500
2,430,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,540,816
5,730,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	6,268,097
4,740,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,243,405
4,965,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,601,386
3,385,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA,GNMA	01/01/55	6.500	3,842,070
3,350,000	St Cloud Independent School District No 742, General Obligation Bonds[4]	02/01/38	0.000	2,076,820

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[4]	02/01/39	0.000%	$2,193,895
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[4]	02/01/40	0.000	2,046,499
	Total Minnesota			37,532,087

	Missouri (1.0%)
2,080,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,153,827
8,260,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	8,855,555
4,575,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,107,512
4,960,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	5,442,850
	Total Missouri			21,559,744

	Montana (0.3%)
245,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	246,143
1,865,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	1,890,950
1,120,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,169,431
3,250,000	Montana Board of Housing, Revenue Bonds	12/01/55	6.000	3,621,296
	Total Montana			6,927,820

	Nebraska (1.5%)
22,375,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	23,530,335
5,750,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.000	6,545,784
2,000,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	2,249,297
	Total Nebraska			32,325,416

	Nevada (1.1%)
2,530,000	County of Clark, Revenue Bondst[1,2]	01/01/36	3.750	2,532,951
6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,614,183
7,575,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	7,785,926
980,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	1,079,657
1,000,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	1,129,075

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Nevada (continued)
$1,750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250%	$1,949,604
1,125,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	1,241,358
2,320,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	2,550,906
	Total Nevada			24,883,660

	New Jersey (3.4%)
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	1,732,098
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	5,529,828
5,135,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/38	5.000	5,846,079
10,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/38	0.000	6,264,483
3,080,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/39	5.000	3,472,215
15,100,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/39	0.000	8,939,487
4,350,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/40	0.000	2,461,595
13,760,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	15,573,077
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/42	5.000	7,664,637
3,725,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	4,034,652
11,435,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/44	4.250	11,449,121
	Total New Jersey			72,967,272

	New Mexico (2.0%)
4,395,000	City of Farmington, Revenue Bonds	04/01/29	1.800	4,199,001
500,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA.	01/01/49	4.000	504,034
9,170,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	10,166,029
2,865,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,113,723
4,855,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,387,553
10,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.000	11,141,867

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Mexico (continued)
$9,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[1,2]	09/01/57	3.000%	$9,011,309
	Total New Mexico			43,523,516

	New York (8.1%)
1,500,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.800%)[1]	11/01/32	3.239	1,500,091
10,425,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	10,546,466
18,800,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/45	4.750	18,869,474
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,850,013
5,100,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/45	4.000	4,883,085
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/37	5.000	1,682,283
3,095,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	3,521,326
7,235,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	8,181,726
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/39	4.000	2,548,155
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/40	5.250	3,343,178
3,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/40	5.000	3,503,997
3,250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/40	5.000	3,657,119
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/41	5.000	2,237,663
7,550,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/41	5.000	8,447,179
5,350,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	5,859,613
12,780,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	13,997,356

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$3,125,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/47	5.250%	$3,286,038
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,665,723
1,300,000	New York State Dormitory Authority, Revenue Bonds	03/15/45	5.000	1,391,944
7,000,000	New York State Dormitory Authority, Revenue Bonds	03/15/46	5.250	7,565,611
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,573,307
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	5,030,047
4,075,000	New York State Thruway Authority Revenue Bonds	03/15/42	5.000	4,368,039
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,816,507
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,855,258
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	3,172,386
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,176,288
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,447,142
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12 /01/34	5.000	4,443,086
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,601,439
3,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/36	5.000	3,344,407
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,533,686
4,595,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	5,075,013
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,106,295
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,918,310
1,125,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,224,318
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[1]	04/01/26	3.489	2,751,009
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[4]	11/15/35	0.000	843,582
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[4]	11/15/36	0.000	4,478,425
	Total New York			175,296,584

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (4.5%)
$440,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000%	$441,645
5,205,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	5,631,342
4,815,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,414,254
8,275,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,023,078
12,740,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	14,094,563
6,480,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,361,613
10,000,000	State of North Carolina, General Obligation Bonds[5]	06/01/27	5.000	10,347,086
6,250,000	State of North Carolina, General Obligation Bonds[5]	06/01/28	5.000	6,626,324
38,235,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 1.050%)[1]	12/01/41	3.496	38,392,432
	Total North Carolina			97332337

	North Dakota (0.3%)
475,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	479,208
1,275,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	1,288,823
4,735,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	5,048,852
	Total North Dakota			6,816,883

	Ohio (5.1%)
20,000,000	County of Allen Hospital Facilities Revenue, Revenue Bonds[1,3]	02/02/26	3.200	20,000,000
2,000,000	County of Franklin, Revenue Bonds[1,3]	02/02/26	3.250	2,000,000
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,447,148
12,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1,3]	02/02/26	3.200	12,000,000
5,725,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/48	4.500	5,788,647
5,890,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	6,244,251

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$6,335,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250%	$6,991,410
16,285,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	18,863,707
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/38	0.000	1,115,203
30,000,000	State of Ohio, Revenue Bonds[1,2]	01/01/52	2.500	30,000,000
	Total Ohio			110,450,366

	Oklahoma (0.4%)
2,715,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	2,997,697
4,975,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,679,849
	Total Oklahoma			8,677,546

	Oregon (4.8%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[4]	06/15/36	0.000	2,086,506
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[4]	06/15/34	0.000	2,318,097
5,800,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[4]	06/15/36	0.000	3,722,850
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/36	5.000	961,140
1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/37	5.000	1,241,130
1,550,000	Lane County School District No 40 Creswell, General Obligation Bonds[4]	06/15/43	0.000	662,746
750,000	Lincoln County School District, General Obligation Bonds[4]	06/15/30	0.000	810,511
745,000	Lincoln County School District, General Obligation Bonds[4]	06/15/31	0.000	817,270
950,000	Lincoln County School District, General Obligation Bonds[4]	06/15/32	0.000	1,056,418
1,000,000	Lincoln County School District, General Obligation Bonds[4]	06/15/33	0.000	1,124,445
1,945,000	Lincoln County School District, General Obligation Bonds[4]	06/15/34	0.000	2,217,606

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$825,000	Lincoln County School District, General Obligation Bonds[4]	06/15/35	0.000%	$944,939
1,350,000	Lincoln County School District, General Obligation Bonds[4]	06/15/38	0.000	1,501,162
1,000,000	Lincoln County School District, General Obligation Bonds[4]	06/15/39	0.000	1,104,033
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[4]	06/15/32	0.000	1,162,064
3,650,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[4]	06/15/34	0.000	2,583,452
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[4]	06/15/36	0.000	3,908,555
2,585,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/26	0.000	2,559,890
1,515,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/34	0.000	1,143,365
2,250,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/38	0.000	1,342,036
21,050,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/43	0.000	9,267,677
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/33	5.000	348,212
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/34	5.000	352,150
560,000	Oregon Coast Community College District, General Obligation Bonds	06/15/36	5.000	651,956
510,000	Oregon Coast Community College District, General Obligation Bonds	06/15/38	5.000	584,506
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,335,279
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	5,042,514
4,970,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/47	4.000	4,479,962
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/35	0.000	756,365
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[4]	06/15/38	0.000	1,154,950
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/31	0.000	3,087,730
5,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/34	0.000	3,838,691
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/37	0.000	5,765,383

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$5,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/38	0.000%	$3,074,443
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/39	0.000	1,088,197
8,665,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/40	0.000	4,710,135
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/41	0.000	916,207
7,70,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/41	0.000	3,934,759
4,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/42	0.000	2,266,064
3,630,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/43	0.000	1,615,688
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/31	0.000	1,246,733
1,380,000	Washington Clackamas & Yamhill Ccunties School District No 88J, General Obligation Bonds[4]	06/15/33	0.000	1,053,509
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/37	0.000	2,144,150
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/39	0.000	3,307,473
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/40	0.000	2,588,350
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds	06/15/41	0.000	2,496,892
5,885,000	Washington County School District No 13 Banks, General Obligation Bonds[4]	06/15/44	0.000	2,493,785
	Total Oregon			104,869,975

	Other (2.4%)
7,498,095	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,4]	03/25/42	0.000	7,827,990
12,132,403	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2]	06/25/42	4.604	12,219,102

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Other (continued)
$4,969,960	FHLMC Multifamily VRD Certificates, Revenue Bonds1 2	11/25/42	4.534%	$4,842,127
4,977,505	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2]	01/25/43	4.712	5,032,317
9,852,999	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	11/25/38	3.541	9,354,564
6,920,752	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	12/25/38	3.260	6,061,454
4,786,647	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	10/25/40	4.686	4,863,565
2,981,077	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	04/25/42	4.702	2,984,045
	Total Other			53,185,164

	Pennsylvania (3.1%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds	01/01/35	5.000	2,192,468
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/36	5.250	1,118,660
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/37	5.250	1,110,402
1,940,000	Allegheny County Airport Authority, Revenue Bonds	01/01/40	5.250	2,110,563
7,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/46	4.000	6,387,732
5,860,000	Butler County General Authority, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[1]	10/01/34	3.328	5,757,855
7,905,000	Pennsylvania Turnpike Commission, Revenue Bonds[4]	12/01/37	0.000	8,149,825
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[4]	12/01/41	0.000	1,645,588
3,500,000	Pennsylvania Turnpike Commission, Revenue Bonds[1,2]	12/01/45	5.000	3,947,112
13,000,000	Philadelphia Authority for Industrial Development, Revenue Bonds[1,3]	02/02/26	3.250	13,000,000
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,070,091
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,532,144
2,910,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	3,061,439
1,815,000	School District of Philadelphia, General Obligation Bonds	09/01/37	5.000	1,835,394
3,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	3,909,726
5,000,000	State Public School Building Authority, Revenue Bonds	06/01/32	5.000	5,083,353
	Total Pennsylvania			66,912,352

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) South Carolina (0.8%)
$3,685,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750%	$4,034,397
6,290,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	6,958,620
5,935,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/54	6.250	6,647,429
	Total South Carolina			17,640,446

	South Dakota (1.2%)
15,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	15,018
145,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	145,001
825,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	834,677
1,445,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	1,462,087
3,540,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	3,687,699
4,605,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	4,913,500
5,340,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.250	5,857,880
4,900,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA.	11/01/55	6.250	5,529,316
3,250,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA.	05/01/56	6.250	3,737,511
	Total South Dakota			26,182,689

	Tennessee (0.7%)
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,628,327
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,255,835
1,875,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/41	5.500	2,063,460
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/29	0.000	5,757,527
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,978,223
520,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	522,780

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Tennessee (continued)
$425,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000%	$426,957
	Total Tennessee			15,633,109

	Texas (11.3%)
2,695,000	Cedar Hill Independent School District, General Obligation Bonds	02/15/37	5.000	3,067,040
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,965,631
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,174,506
1,250,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/34	5.000	1,363,661
3,355,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/36	5.000	3,704,403
2,625,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/38	4.000	2,626,364
1,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/40	4.000	983,647
5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/41	5.250	5,463,351
8,530,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/46	4.000	7,648,168
16,125,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/48	5.250	16,646,371
16,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2,5]	02/01/55	2.900	16,009,478
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/55	3.080	8,070,554
3,975,000	County of Harris Toll Road Revenue Revenue Bonds	08/15/45	4.000	3,822,753
5,000,000	El Paso Independent School District, General Obligation Bonds[5]	08/15/35	5.000	5,739,635
3,470,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,423,325
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,956,651
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/55	3.800	5,133,567
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,730,727
1,000,000	Kilgore Independent School District, General Obligation Bonds[1,2]	02/15/52	4.000	1 007,818
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,515,608
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,018,985

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Texas (continued)
$4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820%	$4,255,729
4,790,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	4,860,166
8,000,000	North Texas Tollway Authority, Revenue Bonds[4]	01/01/32	0.000	6,770,941
4,835,000	North Texas Tollway Authority, Revenue Bonds[4]	01/01/35	0.000	3,649,133
5,270,000	North Texas Tollway Authority, Revenue Bonds[4]	01/01/36	0.000	3,793,747
10,990,000	North Texas Tollway Authority, Revenue Bonds[4]	01/01/38	0.000	7,175,505
10,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	3.550	10,199,630
2,715,000	State of Texas, General Obligation Bonds	08/01/36	5.000	3,084,393
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	6,206,586
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	446,010
3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	3,209,363
1,385,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/38	4.300	1,432,167
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	4,136,825
7,724,917	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,937,236
1,120,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,140,377
2,950,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,212,531
2,940,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,236,659
3,650,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,041,322
3,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/56	6.250	3,411,908

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued) Texas (continued)
$3,205,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month CME Term SOFR + 0.700%)[1]	12/15/26	3.370%	$3,205,332
3,290,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	3,393,224
1,645,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	09/15/27	2.830	1,641,804
6,410,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[1]	09/15/27	3.320	6,421,428
17,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[1]	09/15/27	3.540	17,846,750
19,275,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	20,854,750
12,115,000	Texas Water Development Board, Revenue Bonds	10/15/43	4.000	12,118,897
	Total Texas			244,754,656

	Utah (0.2%)
5,000,000	Utah Housing Corp., Revenue Bonds[1,2]	04/01/46	2.950	5,009,760
	Total Utah			5,009,760

	Virginia (0.5%)
1,000,000	City of Norfolk Water Revenue, Revenue Bonds	11/01/33	5.000	1,175,993
10,000,000	Virginia Housing Development Authority, Revenue Bonds[1,2]	07/01/56	3.125	10,001,206
	Total Virginia			11,177,199

	Washington (2.0%)
3,185,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[1]	01/01/40	2.510	3,161,621
6,955,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	7,352,567
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	6,120,422
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,564,327
3,500,000	Port of Seattle, Revenue Bonds	08/01/36	4.000	3,566,789
6,285,000	Port of Seattle, Revenue Bonds	04/01/37	5.000	6,568,207
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,516,049
4,950,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	4,730,049
5,755,000	Port of Seattle, Revenue Bonds	08/01/46	5.000	5,872,999
	Total Washington			42,453,030

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (2.8%)
$20,700,000	Public Finance Authority, Revenue Bonds[1,3]	02/02/26	3.050%	$20,700,000
6,280,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	6,464,266
6,850,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/39	4.000	6,777,802
815,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	853,628
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,941,199
9,715,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,298,620
4,500,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA. .	03/01/55	6.000	4,949,279
5,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA.	09/01/55	6.250	5,605,529
	Total Wisconsin			60,590,323

	Wyoming (0.2%)
1,880,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	1,880,120
725,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	731,589
170,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	170,225
1,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/55	6.250	1,491,341
	Total Wyoming			4,273,275

	Total Municipal Bonds (Identified cost $2,165,016,627)			2,207,127,016

Total Investments (Identified cost $2,165,016,627)	101.6%	$2,207,127,016
Liabilities in Excess of Cash and Other Assets	(1.6)%	(33,227,488)
Net Assets	100.0%	$2,173,899,528

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2026 coupon or interest rate.
[2]	This variable rate security is based on a predetermined schedule and the rate at January 31, 2026, also represents the reference rate at January 31, 2026.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)
All investments in the United States, except as noted.

[3]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2026.
[4]	Security issued with zero coupon. Income is recognized through accretion of discount.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $2,165,016,627, the aggregate gross unrealized appreciation is $47,673,269 and the aggregate gross unrealized depreciation is $5,562,880, resulting in net unrealized depreciation of $42,110,389.

Abbreviations:

BAM	−	Build America Mutual.
CME	−	Chicago Mercantile Exchange.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Municipal Bonds*	$—	$2,207,127,016	$—	$2,207,127,016
Total Investments, at value	$—	$2,207,127,016	$—	$2,207,127,016

*	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.